Changes in accounting policies	12 Months Ended
Apr. 02, 2023
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Changes in accounting policies	Changes in accounting policies
Standards issued and not yet adopted
Certain new standards, amendments, and interpretations to existing IFRS standards have been published but are not yet effective and have not been adopted early by the Company. Management anticipates that pronouncements will be adopted in the Company’s accounting policy for the first period beginning after the effective date of the pronouncement. Information on new standards, amendments, and interpretations is provided below.
In January 2020, the IASB issued an amendment to IAS 1, Presentation of Financial Statements to clarify its requirements for the presentation of liabilities in the statement of financial position. The limited scope amendment affected only the presentation of liabilities in the statement of financial position and not the amount or timing of its recognition. The amendment clarified that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period and specified that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability. It also introduced a definition of ‘settlement’ to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services. On October 31, 2022, the IASB issued Non-Current Liabilities with Covenants (Amendments to IAS 1). These amendments specify that covenants to be complied with after the reporting date do not affect the classification of debt as current or non-current at the reporting date. The amendment is effective for annual reporting periods beginning on or after January 1, 2024. Earlier application is permitted. The Company is assessing the potential impact of the amendment.
In February 2021, the IASB issued narrow-scope amendments to IAS 1, Presentation of Financial Statements, IFRS Practice Statement 2, Making Materiality Judgements and IAS 8, Accounting Polices, Changes in Accounting Estimates and Errors. The amendments are effective for annual periods beginning on or after January 1, 2023, although earlier application is permitted. The amendments will require the disclosure of material accounting policy information rather than disclosing significant accounting policies and clarify how to distinguish changes in accounting policies from changes in accounting estimates. The Company is currently assessing the impacts of the amended standards.
Standards issued and adopted
Interest Rate Benchmark Reform
In August 2020, the IASB issued “Interest Rate Benchmark Reform – Phase II (amendments to IFRS 9, Financial Instruments; IFRS 7, Financial Instruments: Disclosures; IAS 39, Financial Instruments: Recognition and Measurement; IFRS 4, Insurance Contracts and IFRS 16, Leases)”, which addresses issues that affect financial reporting once an existing benchmark rate is replaced with an alternative rate and provides specific disclosure requirements. The amendments introduce a practical expedient for modifications required by the Interbank Offer Rate (“IBOR”) reform. The amendments relate to the modification of financial instruments where the basis for determining the contractual cash flows changes as a result of the IBOR reform, allowing for prospective application of the alternative rate. A similar practical expedient exists for lessee accounting under IFRS 16. It also relates to the application of hedge accounting, which is not discontinued solely because of the IBOR reform. Hedging relationships, including formal designation and documentation, must be amended to reflect modifications to the hedged item, however, the practical expedient allows the hedge relationship to continue, although additional ineffectiveness may be required.